Summary of Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value as of August 2, 2024	$ 4,446,779
Fair value as of December 31, 2024	4,782,915	4,782,915
Change in fair value	$ 336,136	$ 336,136